Stock-Based Compensation - Summary of stock-based compensation expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 3,918	$ 537	$ 6,788	$ 31
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	419	63	3,125	29
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 3,499	$ 474	$ 3,663	$ 2